Long - Term Loans From Others (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of other long term liability
	December 31,
	2012	2011
Long- term liability	505	2,341
Current maturities of long-term liability	333	228
	838	2,569

Schedule of aggregate maturities of other long term loans
Year	Amount
2013	333
2014	176
2015	105
2016	86
2017 and thereafter	138
838